Schedule of activity in 2023 equity incentive plan (Details) - 2023 Equity Incentive Plan [Member]	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Shares, Outstanding at beginning of year
Aggregate Intrinsic Value, Outstanding at beginning of year | $
Options Shares, Granted	1,025,527
Weighted Average Exercise Price, Granted | $ / shares	$ 1.67
Weighted Average Remining Contractual Term, Granted	9 years 3 months 18 days
Aggregate Intrinsic Value, Granted | $	$ 429,388
Options Shares, Exercised
Options Shares, Forfeited or expired
Options Shares, Outstanding at end of year	1,025,527
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 1.67
Weighted Average Remining Contractual Term, Outstanding at end of year	9 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding at end of year | $	$ 429,388
Options Shares, Fully vested and expected to vest	945,541
Weighted Average Exercise Price, Fully vested and expected to vest | $ / shares	$ 1.60
Weighted Average Remining Contractual Term, Fully vested and expected to vest	9 years 4 months 24 days
Option Shares, Exercisable at end of year of 2023	945,541
Weighted Average Exercise Price, Exercisable at end of year of 2023 | $ / shares	$ 9.4
Weighted Average Remining Contractual Term, Exercisable at end of year of 2023	9 years 4 months 24 days
Aggregate Intrinsic Value, Exercisable at end of year of 2023 | $	$ 407,607